Condensed Financial Information of TransUnion (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 24, 2015	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized	1,000,000,000				200,000,000				1,000,000,000	200,000,000		1,000,000,000
Available-for-sale securities, net									$ 0.0	$ 0.1	$ 0.0
Current assets:
Other current assets	$ 65.3				$ 115.0				65.3	115.0
Total current assets	426.8				393.3				426.8	393.3
Equity method investments	45.5				51.9				45.5	51.9
Total assets	4,442.8				4,633.8				4,442.8	4,633.8
Accounts Payable, Trade, Current	105.4				106.5				105.4	106.5
Other Liabilities, Current	146.7				149.4				146.7	149.4
Current liabilities:
Total current liabilities	296.0				329.9				296.0	329.9
Other liabilities	27.8				22.1				27.8	22.1
Total liabilities	3,072.9				3,862.7				3,072.9	3,862.7
Stockholders' equity:
Common stock, $0.01 par value; 1.0 billion and 200.0 million shares authorized at December 31, 2015 and December 31, 2014, 183.0 million and 148.5 million shares issued as of December 31, 2015 and December 31, 2014, respectively; and 182.3 million and 147.9 million shares outstanding as of December 31, 2015 and December 31, 2014, respectively	1.8				1.5				1.8	1.5
Additional paid-in capital	1,850.3				1,137.6				1,850.3	1,137.6
Treasury stock at cost; 0.7 million shares at December 31, 2015 and December 31, 2014	(4.6)				(4.3)				(4.6)	(4.3)
Accumulated deficit	(424.3)				(430.2)				(424.3)	(430.2)
Accumulated other comprehensive loss	(191.8)				(117.5)				(191.8)	(117.5)	(73.2)		$ (24.4)
Total stockholders’ equity	1,367.0				747.7				1,367.0	747.7
Total liabilities and stockholders’ equity	4,442.8				4,633.8				4,442.8	4,633.8
Statement of Income
Revenue									1,506.8	1,304.7	1,183.2
Operating expenses
Selling, general and administrative									499.7	434.9	353.3
Total operating expenses									1,309.7	1,176.3	1,014.0
Operating income (loss)	48.9	$ 60.3	$ 51.4	$ 36.5	20.4	$ 40.8	$ 32.4	$ 34.8	197.1	128.4	169.2
Non-operating income and expense
Interest expense									(134.2)	(190.0)	(197.6)
Earnings from equity method investments									8.8	12.5	13.7
Other income and (expense), net									(48.9)	44.0	(12.9)
Total non-operating income and expense									(170.5)	(130.2)	(195.1)
Income (loss) before income taxes									26.6	(1.8)	(25.9)
(Provision) benefit for income taxes									11.3	2.6	2.3
Net income (loss) attributable to TransUnion Intermediary	19.2	(4.0)	(2.6)	(6.6)	(13.1)	(2.6)	17.9	(14.7)	5.9	(12.5)	(35.1)
Net income (loss)	$ 21.1	$ (1.0)	$ (0.4)	$ (4.4)	$ (10.7)	$ (0.1)	$ 19.9	$ (13.5)	15.3	(4.4)	(28.2)
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax									(86.3)	(58.9)	(59.6)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax									4.9	5.2	3.2
Foreign currency translation, net									(81.4)	(53.7)	(56.4)
Net unrealized gain (loss)									0.3	(0.6)	4.8
Amortization of accumulated loss									0.4	0.3	0.0
Benefit (provision) for income taxes									(0.2)	0.1	(1.8)
Hedges instruments, net									0.5	(0.2)	3.0
Total other comprehensive loss, net of tax									(80.9)	(53.8)	(53.4)
Comprehensive loss attributable to TransUnion									(68.4)	(56.7)	(83.9)
Net unrealized gain									0.0	0.2	0.0
Provision for income taxes									0.0	(0.1)	0.0
Statement of Cash Flows
Net cash provided by (Used in) operating activities									309.1	154.3	143.4
Cash flows from investing activities:
Cash (used in) provided by investing activities									(197.1)	(276.0)	(367.0)
Cash flows from financing activities:
Repayments of Long-term Debt									(1,000.0)	0.0	0.0
Proceeds from Issuance Initial Public Offering									764.5	0.0	0.0
Payments of Stock Issuance Costs									(49.8)	0.0	0.0
Debt financing fees									(18.2)	(61.5)	(5.2)
Proceeds from issuance of common stock									2.8	9.6	5.8
Treasury stock purchases									(0.3)	(0.2)	(3.4)
Excess Tax Benefit from Share-based Compensation, Financing Activities									1.4	0.0	0.0
Cash provided by (used in) financing activities									(51.3)	91.9	187.3
Net change in cash and cash equivalents									$ 55.3	$ (33.3)	(43.1)
Common stock, shares issued	183,000,000				148,500,000				183,000,000	148,500,000
Common stock, shares outstanding	182,300,000				147,900,000				182,300,000	147,900,000
Treasury stock at cost, shares	700,000				700,000				700,000	700,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ (65.6)	$ (58.2)	(81.6)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									$ 2.8	$ (1.5)	2.3
TransUnion Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares Authorized	1,000,000,000				200,000,000				1,000,000,000	200,000,000
Available-for-sale securities, net									$ 0.0	$ 0.1	0.0
Current assets:
Due from TransUnion Intermediate	$ 114.4				$ 86.2				114.4	86.2
Other current assets	0.0				15.6				0.0	15.6
Total current assets	114.4				101.8				114.4	101.8
Equity method investments	1,131.2				1,505.6				1,131.2	1,505.6
Total assets	1,245.6				1,607.4				1,245.6	1,607.4
Accounts Payable, Trade, Current	0.0				0.1				0.0	0.1
Other Liabilities, Current	0.1				18.3				0.1	18.3
Current liabilities:
Total current liabilities	0.1				18.4				0.1	18.4
Long-term debt	0.0				970.7				0.0	970.7
Other liabilities	14.1				31.2				14.1	31.2
Total liabilities	14.2				1,020.3				14.2	1,020.3
Stockholders' equity:
Common stock, $0.01 par value; 1.0 billion and 200.0 million shares authorized at December 31, 2015 and December 31, 2014, 183.0 million and 148.5 million shares issued as of December 31, 2015 and December 31, 2014, respectively; and 182.3 million and 147.9 million shares outstanding as of December 31, 2015 and December 31, 2014, respectively	1.8				1.5				1.8	1.5
Additional paid-in capital	1,850.3				1,137.6				1,850.3	1,137.6
Treasury stock at cost; 0.7 million shares at December 31, 2015 and December 31, 2014	(4.6)				(4.3)				(4.6)	(4.3)
Accumulated deficit	(424.3)				(430.2)				(424.3)	(430.2)
Accumulated other comprehensive loss	(191.8)				(117.5)				(191.8)	(117.5)
Total stockholders’ equity	1,231.4				587.1				1,231.4	587.1
Total liabilities and stockholders’ equity	$ 1,245.6				$ 1,607.4				1,245.6	1,607.4
Statement of Income
Revenue									0.0	0.0	0.0
Operating expenses
Selling, general and administrative									1.6	1.4	1.3
Total operating expenses									1.6	1.4	1.3
Operating income (loss)									(1.6)	(1.4)	(1.3)
Non-operating income and expense
Interest expense									(52.8)	(97.0)	(96.3)
Earnings from equity method investments									61.6	49.1	43.2
Other income and (expense), net									(33.7)	(0.2)	(0.2)
Total non-operating income and expense									(24.9)	(48.1)	(53.3)
Income (loss) before income taxes									(26.5)	(49.5)	(54.6)
(Provision) benefit for income taxes									32.4	37.0	37.3
Net income (loss) attributable to TransUnion Intermediary									5.9	(12.5)	(17.3)
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax									(79.7)	(47.9)	(54.8)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax									4.9	3.8	3.0
Foreign currency translation, net									(74.8)	(44.1)	(51.8)
Net unrealized gain (loss)									0.3	(0.6)	4.8
Amortization of accumulated loss									0.4	0.3	0.0
Benefit (provision) for income taxes									(0.2)	0.1	(1.8)
Hedges instruments, net									0.5	(0.2)	3.0
Total other comprehensive loss, net of tax									(74.3)	(44.2)	(48.8)
Comprehensive loss attributable to TransUnion									(68.4)	(56.7)	(66.1)
Net unrealized gain									0.0	0.2	0.0
Provision for income taxes									0.0	(0.1)	0.0
Statement of Cash Flows
Net cash provided by (Used in) operating activities									289.5	(9.4)	(1.5)
Cash flows from investing activities:
Cash (used in) provided by investing activities									0.0	0.0	0.0
Cash flows from financing activities:
Repayments of Long-term Debt									(1,000.0)	0.0	0.0
Proceeds from Issuance Initial Public Offering									764.5	0.0	0.0
Payments of Stock Issuance Costs									(49.8)	0.0	0.0
Debt financing fees									(8.1)	0.0	(0.9)
Proceeds from issuance of common stock									2.8	9.6	5.8
Treasury stock purchases									(0.3)	(0.2)	(3.4)
Excess Tax Benefit from Share-based Compensation, Financing Activities									1.4	0.0	0.0
Cash provided by (used in) financing activities									$ (289.5)	$ 9.4	1.5
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations											$ 0.0		$ 0.0
Common stock, shares issued	183,000,000				148,500,000				183,000,000	148,500,000
Common stock, shares outstanding	182,300,000				147,900,000				182,300,000	147,900,000
Treasury stock at cost, shares	700,000				700,000				700,000	700,000